Financial Investments - Summary of Financial Investments (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Assets And Liabilities [line items]
Average interest on financial investment in highly rated financial institutions	100.90%	101.90%
Fixed rate of return on multimarket non exclusive investment fund rate	102.10%	102.30%